DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Distribution of deposits
Noninterest bearing	$ 73,732	$ 72,936	$ 64,736	$ 67,652
NOW, money market, checking	148,242	149,123	146,203	155,465
Savings	15,658	13,039	12,229	13,829
CDs less than $100,000	143,140	140,495	134,767	135,550
CDs more than $100,000	23,151	23,159	25,091	24,355
Brokered	80,093	67,547	64,881	37,706
Total deposits	484,016	466,299	447,907	434,557
Maturities of non-brokered time deposits outstanding
2014		87,574
2015		38,887
2016		32,558
2017		4,077
2018		397
Thereafter		161
Total		$ 163,654